Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net Income	$ (45,190)	$ (16,476)
Adjustments to Reconcile Net Income (Loss) To Net Cash Used in Operating Activities:
Amortization of Long Lived Asset	50,750	4,286
Depreciation Property and Equipment	4,681	4,000
Stock Issued for Services		2,500
Accounts Receivable	17,057	(31,186)
Net Cash Provide by Operating Activities	27,298	(36,876)
Cash Flow from Financing Activities
Capital Stock		22,303
Net Cash Provided by Financing Activities		22,303
Increase (decrease) in Cash	27,298	(14,573)
Cash at Beginning	1,045	15,618
Cash at End	$ 28,343	$ 1,045